Consolidated Schedule of Investments

July 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–40.55%(a)
U.S. Treasury Bills–12.84%
U.S. Treasury Bills	0.73%	09/08/2022	$9,400	$9,392,819

U.S. Treasury Bills	1.48%	11/25/2022	10,630	10,542,914

U.S. Treasury Bills	1.74%	12/08/2022	1,540	1,525,748

				21,461,481

U.S. Treasury Floating Rate Notes–27.71%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.49%	01/31/2024	23,500	23,559,257

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.43%	04/30/2024	22,700	22,725,970

				46,285,227

Total U.S. Treasury Securities (Cost $67,702,974)				67,746,708

			Shares
Money Market Funds–43.45%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)			29,109,308	29,109,308

Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(d)			11,148,136	11,148,136

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.68%(c)(d)			14,727,219	14,727,219

Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(d)			17,590,066	17,590,066

Total Money Market Funds (Cost $72,572,137)				72,574,729

Options Purchased–3.77%
(Cost $8,952,652)(e)				6,300,115

TOTAL INVESTMENTS IN SECURITIES–87.77% (Cost $149,227,763)				146,621,552

OTHER ASSETS LESS LIABILITIES–12.23%				20,425,310

NET ASSETS–100.00%				$167,046,862

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 53,989,266	$ 99,509,760	$(124,389,718)	$ -	$ -	$29,109,308	$121,723

Invesco Liquid Assets Portfolio, Institutional Class	18,897,176	71,078,400	(78,821,226)	3,286	(9,500)	11,148,136	35,319

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	20,435,916	77,183,569	(82,892,266)	-	-	14,727,219	37,463

Invesco Treasury Portfolio, Institutional Class	29,978,590	113,725,440	(126,113,964)	-	-	17,590,066	48,347

Total	$123,300,948	$361,497,169	$(412,217,174)	$3,286	$(9,500)	$72,574,729	$242,852

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

S&P 500 Index	Put	09/16/2022	17	USD	4,350.00	USD	7,395,000	$417,775

S&P 500 Index	Put	10/21/2022	17	USD	4,250.00	USD	7,225,000	361,250

S&P 500 Index	Put	08/19/2022	17	USD	4,250.00	USD	7,225,000	239,190

S&P 500 Index	Put	11/18/2022	17	USD	4,450.00	USD	7,565,000	617,610

S&P 500 Index	Put	12/16/2022	17	USD	4,475.00	USD	7,607,500	671,500

S&P 500 Index	Put	01/20/2023	17	USD	4,650.00	USD	7,905,000	903,550

S&P 500 Index	Put	02/17/2023	17	USD	4,375.00	USD	7,437,500	611,490

S&P 500 Index	Put	03/17/2023	17	USD	4,175.00	USD	7,097,500	477,530

S&P 500 Index	Put	04/21/2023	17	USD	4,450.00	USD	7,565,000	734,060

S&P 500 Index	Put	06/16/2023	17	USD	4,025.00	USD	6,842,500	461,125

S&P 500 Index	Put	07/21/2023	17	USD	3,750.00	USD	6,375,000	350,030

S&P 500 Index	Put	05/19/2023	17	USD	4,050.00	USD	6,885,000	455,005

Total Index Options Purchased								$6,300,115

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Low Sulphur Gas Oil	3	December-2022	$307,200	$12,546	$12,546

Soybean Meal	65	December-2022	2,720,250	188,305	188,305

Brent Crude	13	September-2022	1,318,720	(41,651)	(41,651)

Coffee ‘C’	31	September-2022	2,524,950	(207,044)	(207,044)

Cotton No. 2	17	December-2022	822,290	(238,882)	(238,882)

Gasoline Reformulated Blendstock Oxygenate Blending	9	August-2022	1,176,790	28,369	28,369

LME Primary Aluminum	169	October-2022	10,586,752	171,603	171,603

New York Harbor Ultra-Low Sulfur Diesel	3	November-2022	428,803	(34,386)	(34,386)

Soybeans	11	November-2022	807,675	(26,955)	(26,955)

WTI Crude	6	September-2022	580,500	(33,247)	(33,247)

Subtotal				(181,342)	(181,342)

Equity Risk

E-Mini Russell 2000 Index	18	September-2022	1,696,770	58,555	58,555

E-Mini S&P 500 Index	72	September-2022	14,880,600	1,256,702	1,256,702

EURO STOXX 50 Index	23	September-2022	870,234	43,006	43,006

FTSE 100 Index	41	September-2022	3,683,571	119,466	119,466

S&P/TSX 60 Index	4	September-2022	741,556	(18,450)	(18,450)

Subtotal				1,459,279	1,459,279

Interest Rate Risk

Australia 10 Year Bonds	600	September-2022	52,388,958	2,308,414	2,308,414

Canada 10 Year Bonds	319	September-2022	32,496,623	1,350,699	1,350,699

Euro-Bund	128	September-2022	20,622,837	956,941	956,941

Japan 10 Year Bonds	23	September-2022	25,959,730	215,177	215,177

Long Gilt	84	September-2022	12,089,245	307,832	307,832

U.S. Treasury Long Bonds	55	September-2022	7,920,000	160,917	160,917

Subtotal				5,299,980	5,299,980

Subtotal-Long Futures Contracts				6,577,917	6,577,917

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)-(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Gold 100 oz.	18	December-2022	$(3,207,240)	$(101,748)	$ (101,748)

Soybean Oil	29	December-2022	(1,142,484)	(131,457)	(131,457)

Cocoa	53	September-2022	(1,231,190)	91,375	91,375

Corn	59	December-2022	(1,829,000)	217,044	217,044

Kansas City Wheat	9	December-2022	(396,675)	5,482	5,482

Lean Hogs	95	December-2022	(3,338,300)	(184,776)	(184,776)

Live Cattle	8	December-2022	(474,080)	4,786	4,786

LME Primary Aluminum	169	October-2022	(10,586,752)	1,201,446	1,201,446

LME Nickel	12	September-2022	(1,699,488)	35,297	35,297

Natural Gas	43	November-2022	(3,600,820)	(901,291)	(901,291)

Silver	17	September-2022	(1,716,745)	(35,436)	(35,436)

Sugar No. 11	30	February-2023	(594,384)	20,244	20,244

Wheat	62	December-2022	(2,559,825)	743,800	743,800

Subtotal				964,766	964,766

Equity Risk

MSCI EAFE Index	127	September-2022	(12,395,835)	231,517	231,517

MSCI Emerging Markets Index	203	September-2022	(10,134,775)	28,914	28,914

Tokyo Stock Price Index	1	September-2022	(145,294)	(5,714)	(5,714)

Subtotal				254,717	254,717

Subtotal-Short Futures Contracts				1,219,483	1,219,483

Total Futures Contracts				$7,797,400	$7,797,400

(a)	Futures contracts collateralized by $6,938,146 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	(0.32)%	Monthly	194,250	April-2023	USD	50,592,743	$–	$82,071	$ 82,071

Merrill Lynch International	Pay	MLCX Dynamic Enhanced Copper Excess Return Index	0.10	Monthly	830	July-2023	USD	(613,361)	–	0	0

Subtotal - Appreciation									–	82,071	82,071

Commodity Risk

Morgan Stanley Capital Services LLC	Pay	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.03	Monthly	28,300	June-2023	USD	(3,205,300)	–	(101,416)	(101,416)

Total – Total Return Swap Agreements									$–	$(19,345)	$ (19,345)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Commodity Risk

BNP Paribas S.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.600%	Monthly	666	September-2022	USD	4,001,448	$–	$134,673	$ 134,673

BNP Paribas S.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.280%	Monthly	475	November-2022	USD	3,993,871	–	251,958	251,958

BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.230%	Monthly	2,120	September-2022	USD	3,965,714	–	126,818	126,818

Citibank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR + 0.10%	Monthly	690	October-2022	USD	3,904,924	–	155,174	155,174

Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.14%	Monthly	990	October-2022	USD	4,001,946	–	240,348	240,348

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.550%	Monthly	920	November-2022	USD	5,700,339	–	256,723	256,723

J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Price Momentum Index	SOFR + 0.280%	Monthly	580	November-2022	USD	3,975,047	–	273,952	273,952

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.680%	Monthly	3,220	December-2022	USD	5,907,283	–	62,854	62,854

Total – Total Return Swap Agreements									$–	$1,502,500	$1,502,500

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts

	Copper	100%

Macquarie F6 Carry Alpha Index

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

	Long Futures Contracts

	Aluminum	4.50%

	Coffee ‘C’	3.04%

	Copper	5.50%

	Corn	7.18%

	Cotton No. 2	1.51%

	Heating Oil	3.34%

	KC HRW Wheat	2.38%

	Lean Hogs	2.39%

	Live Cattle	4.93%

	Low Sulphur Gasoil	4.50%

	Natural Gas	15.48%

	Nickel	3.90%

	RBOB Gasoline	3.03%

	Soybean Meal	4.34%

	Soybean Oil	4.32%

	Soybeans	7.58%

	Sugar No. 11	3.34%

	Wheat	3.98%

	WTI Crude	11.33%

	Zinc	3.43%

	Total	100%

	Short Futures Contracts

	Aluminum	(4.19)%

	Coffee ‘C’	(2.94)%

	Copper	(5.11)%

	Corn	(6.58)%

	Cotton No. 2	(1.46)%

	Heating Oil	(3.41)%

	KC HRW Wheat	(2.19)%

	Lean Hogs	(2.37)%

	Live Cattle	(4.28)%

	Low Sulphur Gasoil	(4.69)%

	Natural Gas	(19.02)%

	Nickel	(3.61)%

	RBOB Gasoline	(3.30)%

	Soybean Meal	(4.13)%

	Soybean Oil	(4.08)%

	Soybeans	(7.07)%

	Sugar No. 11	(3.11)%

	Wheat	(3.57)%

	WTI Crude	(11.51)%

	Zinc	(3.38)%

	Total	(100.00)%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts

	Aluminum	100%

Abbreviations:

SOFR –Secured Overnight Financing Rate

USD    –U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$ –	$67,746,708	$–	$ 67,746,708

Money Market Funds	72,574,729	–	–	72,574,729

Options Purchased	6,300,115	–	–	6,300,115

Total Investments in Securities	78,874,844	67,746,708	–	146,621,552

Other Investments - Assets*

Futures Contracts	9,758,437	–	–	9,758,437

Swap Agreements	–	1,584,571	–	1,584,571

	9,758,437	1,584,571	–	11,343,008

Other Investments - Liabilities*

Futures Contracts	(1,961,037)	–	–	(1,961,037)

Swap Agreements	–	(101,416)	–	(101,416)

	(1,961,037)	(101,416)	–	(2,062,453)

Total Other Investments	7,797,400	1,483,155	–	9,280,555

Total Investments	$86,672,244	$69,229,863	$–	$155,902,107

*	Unrealized appreciation (depreciation).

                                          Invesco Macro Allocation Strategy Fund